INTANGIBLE LEASE ASSETS AND LIABILITIES - Schedule of Finite-lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Below-market lease amortization	$ 1,377	$ 1,267	$ 2,843	$ 2,666	$ 5,309	$ 6,253	$ 8,448
In-place leases and other intangibles
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	7,428	5,615	15,201	11,555	23,262	32,058	45,559
Acquired above-market leases
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 599	$ 729	$ 1,249	$ 1,637	$ 3,095	$ 4,315	$ 6,740